Expense Example, No Redemption (Class A, USD $)	0 Months Ended
Jul. 31, 2013
(PIMCO Tax-Efficient Strategy Funds) | (PIMCO California Intermediate Municipal Bond Fund) | Class A
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	$ 451
Expense Example, No Redemption, 3 Years	613
Expense Example, No Redemption, 5 Years	789
Expense Example, No Redemption, 10 Years	1,299
(PIMCO Tax-Efficient Strategy Funds) | (PIMCO California Municipal Bond Fund) | Class A
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	453
Expense Example, No Redemption, 3 Years	618
Expense Example, No Redemption, 5 Years	797
Expense Example, No Redemption, 10 Years	1,316
(PIMCO Tax-Efficient Strategy Funds) | (PIMCO High Yield Municipal Bond Fund) | Class A
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	459
Expense Example, No Redemption, 3 Years	636
Expense Example, No Redemption, 5 Years	829
Expense Example, No Redemption, 10 Years	1,385
(PIMCO Tax-Efficient Strategy Funds) | (PIMCO Municipal Bond Fund) | Class A
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	449
Expense Example, No Redemption, 3 Years	606
Expense Example, No Redemption, 5 Years	776
Expense Example, No Redemption, 10 Years	1,270
(PIMCO Tax-Efficient Strategy Funds) | (PIMCO National Intermediate Municipal Bond Fund) | Class A
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	454
Expense Example, No Redemption, 3 Years	621
Expense Example, No Redemption, 5 Years	803
Expense Example, No Redemption, 10 Years	1,328
(PIMCO Tax-Efficient Strategy Funds) | (PIMCO New York Municipal Bond Fund) | Class A
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	451
Expense Example, No Redemption, 3 Years	613
Expense Example, No Redemption, 5 Years	789
Expense Example, No Redemption, 10 Years	1,299
(PIMCO Credit Bond Funds) | (PIMCO Senior Floating Rate Fund) | Class A
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	483
Expense Example, No Redemption, 3 Years	712
Expense Example, No Redemption, 5 Years	958
Expense Example, No Redemption, 10 Years	$ 1,665